Related parties - Summary of key management personnel compensation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Related party transactions [abstract]
Directors’ fees	$ 199	$ 420	$ 261
Salaries, wages and other benefits	2,332	4,240	24,549
Contributions to defined contribution retirement plan	14	15	17
Equity-settled share-based payment expenses (note)	5,384	10,297	30,285
Total	$ 7,929	$ 14,972	$ 55,112